SHARE CAPITAL DISCLOSURE: Schedule of fair value assumptions, options 2021 (Details) - Incentive stock options for directors, officers, and consultants	12 Months Ended
Jan. 31, 2022 $ / shares
Expected life of options	5 years
Annualized volatility	186.00%
Risk-Free Interest Rate	1.56%
Fair Value at the date of transaction	$ 0.20